Equity (Details) - Schedule of share capital - Common Shares [Member] ₪ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ILS (₪) shares
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	250,000	250,000	160,000	160,000
Number of shares, Issued and paid	82,599	82,599	75,932	75,932
Amount, Authorized (in New Shekels) | ₪		₪ 250,000		₪ 160,000
Amount, Issued and paid (in Dollars) | $	$ 22,802		$ 20,924